Fair Value Measurements (Narrative) (Details) € in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of intangible assets (excluding goodwill)		$ 0		$ 0	$ 168,000,000
Naples, Italy Manufacturing Plant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of assets held-for-sale				43,000,000
Assets held-for-sale, fair value				0
South Africa Operations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of assets held-for-sale	$ 35,000,000
Assets held-for-sale, fair value	$ 5,000,000
EMEA
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of intangible assets (excluding goodwill)		$ 7,000,000	€ 6
EMEA | Other Intangible Assets | Relief-From-Royalty Method | Measurement Input, Discount Rate | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets (excluding goodwill), measurement input		0.1475
EMEA | Other Intangible Assets | Relief-From-Royalty Method | Measurement Input, Discount Rate | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets (excluding goodwill), measurement input		0.15
EMEA | Other Intangible Assets | Relief-From-Royalty Method | Measurement Input, Royalty Rate | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets (excluding goodwill), measurement input		0.015
EMEA | Other Intangible Assets | Relief-From-Royalty Method | Measurement Input, Royalty Rate | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets (excluding goodwill), measurement input		0.035
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value		$ 6,130,000,000		$ 5,000,000,000.00